Debt - Schedule of Maturities (Details) $ in Millions	Dec. 31, 2021 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	$ 367
2023	67
2024	2,794
2025	1,500
2026	0
Thereafter	5,721
Total	$ 10,449